Disclosure of detailed information about warrants, activity (Details)			1 Months Ended	12 Months Ended
	Feb. 12, 2016 CAD	Feb. 11, 2016 CAD	May 31, 2017 CAD	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD
Statement [Line Items]
Number of warrants outstanding, beginning balance				5,714,286	19,918,592
Weighted average exercise price of warrants outstanding in share-based payment arrangement, beginning balance				CAD 0.50	CAD 0.59
Number of warrants exercised in share-based payment arrangement				(5,714,286)	(14,787,443)
Weighted average exercise price of warrants exercised in share-based payment arrangement	CAD 0.65	CAD 0.65	CAD 0.50	CAD 0.50	CAD 0.63
Number of warrants granted in share-based payment arrangement					614,137
Weighted average exercise price of warrants granted in share-based payment arrangement					CAD 0.65
Number of warrants expired in share-based payment arrangement					(31,000)
Weighted average exercise price of warrants expired in share-based payment arrangement					CAD 0.65
Number of warrants outstanding, ending balance				0	5,714,286
Weighted average exercise price of warrants outstanding in share-based payment arrangement, ending balance				CAD 0	CAD 0.50